GOODWILL (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill [Abstract]
Disclosure of reconciliation of changes in goodwill
The following table presents the balance and nature of the changes in goodwill:

	Cost		Accumulated Impairment		Total
AS AT AND FOR THE YEARS ENDED DEC. 31 (MILLIONS)	2024	2023	2024	2023	2024	2023
Balance, beginning of year	$36,758	$29,767	$(1,847)	$(1,105)	$34,911	$28,662
Acquisitions through business combinations	3,899	7,211	—	—	3,899	7,211
Impairment losses	—	—	(828)	(659)	(828)	(659)
Foreign currency translation and other[1]	(2,386)	(220)	134	(83)	(2,252)	(303)
Balance, end of year	$38,271	$36,758	$(2,541)	$(1,847)	$35,730	$34,911

Disclosure of detailed information about goodwill
Goodwill is allocated to the following operating segments:

AS AT DEC. 31 (MILLIONS)	Note	2024	2023
Infrastructure	(a)	$14,209	$14,487
Private Equity	(b)	12,726	14,396
Renewable Power and Transition	(c)	6,903	3,335
Real Estate (LP Investments) and Other[1]	(d)	1,855	2,674
Real Estate (Core and Transitional & Development)[1]		37	19
Total		$35,730	$34,911
1.Real estate core and transitional and development investments are included in our Real Estate segment. Real estate LP investments are included within our Asset Management segment as we include the discretionary capital that we invest directly into and alongside private funds managed by BAM and other investments within this segment.